UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Equity Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Large-Cap Value Fund

Investor Class (TRLUX)

This annual shareholder report contains important information about Large-Cap Value Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large-Cap Value Fund - Investor Class	$74	0.70%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and Federal Reserve interest rate cuts contributed to sustained market strength.

  Versus the Russell 1000 Value Index, stock selection in industrials and business services contributed the most to relative performance. GE Aerospace shares rose over the year as robust commercial aviation demand drove strong financial results and consistent guidance raises. Solid aftermarket services, operational improvements, and a substantial order backlog aided revenue visibility, with increased share buybacks and dividends further supporting investor confidence. Stock choices in financials, particularly Citigroup, also added value.

  In contrast, stock selection in health care detracted substantially from relative performance. Zimmer Biomet Holdings shares were pressured by underwhelming quarterly results, which reflected tariff headwinds, missed revenue estimates, reduced annual guidance, and operational strains from the cancellation of international distributor orders. Competitive pressures in its core hip and knee segments exacerbated underperformance. In consumer staples, stock choices also hindered results, driven by Kenvue.

  The fund is actively managed using a value-oriented approach and aims for long-term capital growth by investing in large-cap stocks that appear undervalued and may be temporarily out of favor. Notable changes in absolute positioning during the period included an increased exposure to information technology and communication services and a lower allocation to industrials and business services.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
5/1/20	10,000	10,000	10,000
6/30/20	10,811	11,100	10,595
9/30/20	11,281	12,122	11,188
12/31/20	13,612	13,901	13,006
3/31/21	15,348	14,784	14,470
6/30/21	16,057	16,002	15,223
9/30/21	16,005	15,986	15,105
12/31/21	17,104	17,469	16,278
3/31/22	17,227	16,547	16,158
6/30/22	15,397	13,783	14,185
9/30/22	14,510	13,168	13,388
12/31/22	16,264	14,113	15,051
3/31/23	16,015	15,127	15,203
6/30/23	16,550	16,395	15,822
9/30/23	16,022	15,862	15,321
12/31/23	17,818	17,777	16,776
3/31/24	19,368	19,558	18,284
6/30/24	19,185	20,187	17,888
9/30/24	20,512	21,444	19,575
12/31/24	19,812	22,009	19,187
3/31/25	20,517	20,970	19,597
6/30/25	20,474	23,275	20,339
9/30/25	21,264	25,178	21,423
12/31/25	22,119	25,783	22,239

202501-4140694, 202601-5113071

F1233-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 5/1/20
Large-Cap Value Fund (Investor Class)	11.64%	10.20%	15.03%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	18.18
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	15.14

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,943,512
  Number of Portfolio Holdings82
  Investment Advisory Fees Paid (000s)$17,260
  Portfolio Turnover Rate31.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	21.9%
Industrials & Business Services	13.5
Health Care	13.4
Information Technology	12.5
Energy	7.7
Communication Services	7.7
Consumer Staples	6.7
Consumer Discretionary	4.6
Utilities	4.6
Other	7.4

Top Ten Holdings (as a % of Net Assets)

Alphabet	4.5%
Charles Schwab	3.0
Bank of America	2.9
ConocoPhillips	2.5
Elevance Health	2.4
Chubb	2.4
CSX	2.3
Amazon.com	2.2
Procter & Gamble	2.2
MetLife	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Large-Cap Value Fund

Investor Class (TRLUX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Large-Cap Value Fund

I Class (TILCX)

This annual shareholder report contains important information about Large-Cap Value Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large-Cap Value Fund - I Class	$59	0.56%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and Federal Reserve interest rate cuts contributed to sustained market strength.

  Versus the Russell 1000 Value Index, stock selection in industrials and business services contributed the most to relative performance. GE Aerospace shares rose over the year as robust commercial aviation demand drove strong financial results and consistent guidance raises. Solid aftermarket services, operational improvements, and a substantial order backlog aided revenue visibility, with increased share buybacks and dividends further supporting investor confidence. Stock choices in financials, particularly Citigroup, also added value.

  In contrast, stock selection in health care detracted substantially from relative performance. Zimmer Biomet Holdings shares were pressured by underwhelming quarterly results, which reflected tariff headwinds, missed revenue estimates, reduced annual guidance, and operational strains from the cancellation of international distributor orders. Competitive pressures in its core hip and knee segments exacerbated underperformance. In consumer staples, stock choices also hindered results, driven by Kenvue.

  The fund is actively managed using a value-oriented approach and aims for long-term capital growth by investing in large-cap stocks that appear undervalued and may be temporarily out of favor. Notable changes in absolute positioning during the period included an increased exposure to information technology and communication services and a lower allocation to industrials and business services.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
2015	500,000	500,000	500,000
2016	507,721	504,841	508,192
2016	527,689	518,121	531,483
2016	551,384	540,907	549,983
2016	581,019	563,676	586,702
2017	605,679	596,049	605,879
2017	620,918	614,023	614,026
2017	643,360	642,092	633,152
2017	678,786	682,784	666,872
2018	659,624	678,383	647,977
2018	672,399	704,764	655,595
2018	700,560	754,971	692,988
2018	615,337	646,994	611,740
2019	684,609	737,854	684,748
2019	714,253	768,069	711,073
2019	729,855	776,999	720,712
2019	779,585	847,685	774,104
2020	556,894	670,521	567,186
2020	637,393	818,221	648,241
2020	665,435	893,559	684,495
2020	803,171	1,024,747	795,745
2021	905,863	1,089,787	885,306
2021	948,028	1,179,583	931,415
2021	945,307	1,178,384	924,150
2021	1,010,474	1,287,709	995,958
2022	1,018,479	1,219,738	988,611
2022	910,409	1,016,027	867,895
2022	858,375	970,666	819,141
2022	962,416	1,040,379	920,884
2023	947,676	1,115,082	930,149
2023	980,190	1,208,602	968,048
2023	948,977	1,169,276	937,411
2023	1,055,679	1,310,429	1,026,442
2024	1,147,886	1,441,725	1,118,674
2024	1,138,007	1,488,091	1,094,444
2024	1,216,571	1,580,787	1,197,649
2024	1,175,854	1,622,413	1,173,925
2025	1,218,085	1,545,804	1,198,997
2025	1,216,050	1,715,707	1,244,404
2025	1,263,369	1,855,986	1,310,728
2025	1,314,698	1,900,583	1,360,653

202501-4140694, 202601-5113071

F130-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Large-Cap Value Fund (I Class)	11.81%	10.36%	10.15%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	10.53

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,943,512
  Number of Portfolio Holdings82
  Investment Advisory Fees Paid (000s)$17,260
  Portfolio Turnover Rate31.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	21.9%
Industrials & Business Services	13.5
Health Care	13.4
Information Technology	12.5
Energy	7.7
Communication Services	7.7
Consumer Staples	6.7
Consumer Discretionary	4.6
Utilities	4.6
Other	7.4

Top Ten Holdings (as a % of Net Assets)

Alphabet	4.5%
Charles Schwab	3.0
Bank of America	2.9
ConocoPhillips	2.5
Elevance Health	2.4
Chubb	2.4
CSX	2.3
Amazon.com	2.2
Procter & Gamble	2.2
MetLife	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Large-Cap Value Fund

I Class (TILCX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRLUX Large-Cap Value Fund
TILCX Large-Cap Value Fund–
.
I Class

T. ROWE PRICE Large-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 23.06 $ 22.42 $ 22.17 $ 27.76 $ 23.61
Investment activities
Net investment income
(1)(2)
0.38 0 .42 0.46 0.46 0.42
Net realized and unrealized
gain/loss 2.30 2.13 1.64 (1.82) 5.60
Total from investment
activities 2.68 2.55 2.10 (1.36) 6.02
Distributions
Net investment income (0.43) (0.44) (0.48) (0.50) (0.42)
Net realized gain (2.48) (1.47) (1.37) (3.73) (1.45)
Total distributions (2.91) (1.91) (1.85) (4.23) (1.87)
NET ASSET VALUE
End of period $ 22.83 $ 23.06 $ 22.42 $ 22.17 $ 27.76
Ratios/Supplemental Data
Total return
(2)(3)
11.64% 11.19% 9.55% (4.91)% 25.65%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.79% 0.79% 0.82% 0.82% 0.73%
Net expenses after waivers/
payments by Price Associates 0.70% 0.70% 0.70% 0.70% 0.70%
Net investment income 1.58% 1.74% 2.07% 1.75% 1.48%
Portfolio turnover rate 31.2% 32.7% 28.2% 33.3% 24.4%
Net assets, end of period (in
thousands) $119,514 $121,481 $84,727 $84,662 $80,981
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Large-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 23.11 $ 22.44 $ 22.20 $ 27.77 $ 23.62
Investment activities
Net investment income
(1)(2)
0.41 0.44 0.49 0.49 0.43
Net realized and unrealized
gain/loss 2.31 2.16 1.64 (1.81) 5.63
Total from investment
activities 2.72 2.60 2.13 (1.32) 6.06
Distributions
Net investment income (0.45) (0.46) (0.52) (0.52) (0.46)
Net realized gain (2.48) (1.47) (1.37) (3.73) (1.45)
Total distributions (2.93) (1.93) (1.89) (4.25) (1.91)
NET ASSET VALUE
End of period $ 22.90 $ 23.11 $ 22.44 $ 22.20 $ 27.77
Ratios/Supplemental Data
Total return
(2)(3)
11.81% 11.38% 9.69% (4.76)% 25.81%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.56% 0.56% 0.57% 0.56% 0.55%
Net expenses after
waivers/payments by Price
Associates 0.56% 0.56% 0.57% 0.56% 0.55%
Net investment income 1.72% 1.82% 2.20% 1.86% 1.58%
Portfolio turnover rate 31.2% 32.7% 28.2% 33.3% 24.4%
Net assets, end of period (in
millions) $2,824 $3,297 $3,266 $3,267 $3,856
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Large-Cap Value Fund
December 31, 2025

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.5%
COMMUNICATION SERVICES  7.7%
Entertainment  0.9%
Walt Disney  231,759 26,367
26,367
Interactive Media & Services  5.1%
Alphabet, Class C  418,400 131,294
Meta Platforms, Class A  26,400 17,426
148,720
Media  0.6%
News, Class A  716,507 18,715
18,715
Wireless Telecommunication Services  1.1%
T-Mobile U.S.  152,500 30,964
30,964
Total Communication Services 224,766
CONSUMER DISCRETIONARY  4.6%
Broadline Retail  2.2%
Amazon.com (1) 281,800 65,045
65,045
Hotels, Restaurants & Leisure  0.7%
Las Vegas Sands  311,018 20,244
20,244
Specialty Retail  1.7%
Home Depot  146,700 50,480
50,480
Total Consumer Discretionary 135,769
CONSUMER STAPLES  6.7%
Beverages  0.7%
Coca-Cola  301,290 21,063
21,063
Consumer Staples Distribution & Retail  0.5%
Walmart  133,202 14,840
14,840
Household Products  4.0%
Colgate-Palmolive  681,141 53,824

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Procter & Gamble  451,600 64,719
118,543
Tobacco  1.5%
Philip Morris International  266,905 42,812
42,812
Total Consumer Staples 197,258
ENERGY  7.7%
Energy Equipment & Services  0.8%
SLB  582,700 22,364
22,364
Oil, Gas & Consumable Fuels  6.9%
ConocoPhillips  784,965 73,481
EOG Resources  173,600 18,230
Expand Energy  179,400 19,799
Exxon Mobil  375,867 45,232
TotalEnergies (2) 506,029 33,104
Williams  232,197 13,957
203,803
Total Energy 226,167
FINANCIALS  21.9%
Banks  9.7%
Bank of America  1,572,521 86,489
Citigroup  476,500 55,603
Fifth Third Bancorp  162,700 7,616
Huntington Bancshares  1,693,396 29,380
U.S. Bancorp  1,098,783 58,631
Wells Fargo  525,601 48,986
286,705
Capital Markets  3.0%
Charles Schwab  897,000 89,619
89,619
Financial Services  0.9%
Equitable Holdings  579,319 27,605
27,605
Insurance  8.3%
Allstate  216,600 45,085
American International Group  384,800 32,920
Chubb  228,074 71,186
Hartford Insurance Group  255,759 35,244

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
MetLife  754,000 59,521
243,956
Total Financials 647,885
HEALTH CARE  13.4%
Health Care Equipment & Supplies  2.7%
Becton Dickinson & Company  128,487 24,936
Zimmer Biomet Holdings  591,352 53,174
78,110
Health Care Providers & Services  5.5%
Cigna Group  101,124 27,832
CVS Health  638,793 50,695
Elevance Health  203,196 71,230
UnitedHealth Group  38,802 12,809
162,566
Life Sciences Tools & Services  0.6%
Thermo Fisher Scientific  30,800 17,847
17,847
Pharmaceuticals  4.6%
AstraZeneca, ADR  285,300 26,228
Johnson & Johnson  108,513 22,457
Merck  416,800 43,872
Sanofi, ADR (2) 211,400 10,244
Viatris  2,558,000 31,847
134,648
Total Health Care 393,171
INDUSTRIALS & BUSINESS SERVICES  13.5%
Aerospace & Defense  4.3%
Boeing (1) 183,098 39,754
General Electric  112,923 34,784
L3Harris Technologies  182,046 53,443
127,981
Air Freight & Logistics  0.1%
United Parcel Service, Class B  24,837 2,464
2,464
Electrical Equipment  0.8%
Rockwell Automation  58,550 22,780
22,780

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Ground Transportation  2.3%
CSX  1,878,825 68,107
68,107
Industrial Conglomerates  1.1%
Siemens (EUR)  115,339 32,304
32,304
Machinery  4.9%
AGCO  218,100 22,752
Cummins  46,776 23,877
Fortive  731,800 40,403
Middleby (1) 139,500 20,739
Stanley Black & Decker  501,274 37,235
145,006
Total Industrials & Business Services 398,642
INFORMATION TECHNOLOGY  12.5%
Communications Equipment  0.3%
Cisco Systems  95,300 7,341
7,341
Electronic Equipment, Instruments & Components  1.5%
Keysight Technologies (1) 168,600 34,258
TE Connectivity  37,200 8,463
42,721
IT Services  0.5%
Accenture, Class A  54,927 14,737
14,737
Semiconductors & Semiconductor Equipment  5.9%
Advanced Micro Devices (1) 195,000 41,761
Applied Materials  122,400 31,456
Intel (1) 458,000 16,900
QUALCOMM  276,241 47,251
Texas Instruments  202,253 35,089
172,457
Software  2.6%
Microsoft  74,926 36,236
Salesforce  156,900 41,564
77,800

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage & Peripherals  1.7%
Samsung Electronics (KRW)  597,715 50,097
50,097
Total Information Technology 365,153
MATERIALS  3.6%
Chemicals  2.3%
CF Industries Holdings  288,291 22,297
Linde  54,880 23,400
RPM International  212,710 22,122
67,819
Containers & Packaging  1.3%
International Paper  976,205 38,453
38,453
Total Materials 106,272
REAL ESTATE  3.3%
Industrial Real Estate Investment Trusts  1.0%
Rexford Industrial Realty, REIT  752,893 29,152
29,152
Residential Real Estate Investment Trusts  1.5%
AvalonBay Communities, REIT  246,033 44,608
44,608
Specialized Real Estate Investment Trusts  0.8%
Weyerhaeuser, REIT  1,051,555 24,911
24,911
Total Real Estate 98,671
UTILITIES  4.6%
Electric Utilities  1.9%
Alliant Energy  111,600 7,255
Southern  542,905 47,341
54,596
Multi-Utilities  2.7%
Ameren  464,281 46,363
Sempra  377,665 33,344
79,707
Total Utilities 134,303
Total Common Stocks (Cost $2,219,375) 2,928,057

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.6%
Money Market Funds  0.6%
T. Rowe Price Government Reserve Fund, 3.77% (3)(4) 19,082,286 19,082
Total Short-Term Investments (Cost $19,082) 19,082
SECURITIES LENDING COLLATERAL  1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.0%
Money Market Funds 1.0%
T. Rowe Price Treasury Reserve Fund, 3.75% (3)(4) 29,577,921 29,578
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 29,578
Total Securities Lending Collateral (Cost $29,578) 29,578
Total Investments in Securities
101.1% of Net Assets
(Cost $2,268,035) $ 2,976,717
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at December 31, 2025.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Large-Cap Value Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ — $ — $ 1,607++
T. Rowe Price Treasury Reserve Fund, 3.75% — — —++
Totals $ —# $ — $ 1,607+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 46,890  ¤  ¤ $ 19,082
T. Rowe Price Treasury
Reserve Fund, 3.75% —  ¤  ¤ 29,578
Total $ 48,660^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $1,607 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $48,660.

T. ROWE PRICE Large-Cap Value Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,268,035) $ 2,976,717
Dividends receivable 4,448
Receivable for investment securities sold 2,449
Receivable for shares sold 898
Other assets 692
Total assets 2,985,204
Liabilities
Obligation to return securities lending collateral 29,578
Payable for shares redeemed 7,749
Payable for investment securities purchased 2,847
Investment management fees payable 1,390
Due to affiliates 26
Payable to directors 2
Other liabilities 100
Total liabilities 41,692
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 2,943,512

T. ROWE PRICE Large-Cap Value Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 758,962
Paid-in capital applicable to 128,568,389 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 2,184,550
NET ASSETS $ 2,943,512
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $119,514; Shares outstanding: 5,233,911) $ 22.83
I Class
(Net assets: $2,823,998; Shares outstanding:
123,334,478) $ 22.90

T. ROWE PRICE Large-Cap Value Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $731) $ 72,677
Securities lending 137
Other 2
Total income 72,816
Expenses
Investment management 17,371
Shareholder servicing
Investor Class $ 264
I Class 56 320
Prospectus and shareholder reports
Investor Class 12
I Class 69 81
Custody and accounting 274
Registration 69
Legal and audit 33
Directors 10
Miscellaneous 117
Waived / paid by Price Associates (111)
Total expenses 18,164
Net investment income 54,652

T. ROWE PRICE Large-Cap Value Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 311,053
Foreign currency transactions (13)
Net realized gain 311,040
Change in net unrealized gain / loss
Securities (13,172)
Other assets and liabilities denominated in foreign currencies 15
Change in net unrealized gain / loss (13,157)
Net realized and unrealized gain / loss 297,883
INCREASE IN NET ASSETS FROM OPERATIONS $ 352,535

T. ROWE PRICE Large-Cap Value Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 54,652 $ 63,118
Net realized gain 311,040 279,901
Change in net unrealized gain / loss (13,157) 29,608
Increase in net assets from operations 352,535 372,627
Distributions to shareholders
Net earnings
Investor Class (13,604) (9,304)
I Class (325,511) (254,200)
Decrease in net assets from distributions (339,115) (263,504)
Capital share transactions
*
Shares sold
Investor Class 34,883 86,940
I Class 186,443 414,129
Distributions reinvested
Investor Class 13,502 9,255
I Class 324,678 252,641
Shares redeemed
Investor Class (49,315) (62,055)
I Class (998,244) (743,016)
Decrease in net assets from capital share
transactions (488,053) (42,106)
Net Assets
Increase (decrease) during period (474,633) 67,017
Beginning of period 3,418,145 3,351,128
End of period $ 2,943,512 $ 3,418,145
*Share information (000s)
Shares sold
Investor Class 1,460 3,650
I Class 7,820 17,451
Distributions reinvested
Investor Class 591 393
I Class 14,169 10,719
Shares redeemed
Investor Class (2,084) (2,555)
I Class (41,297) (31,112)
Decrease in shares outstanding (19,341) (1,454)

T. ROWE PRICE Large-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Large-Cap Value
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. The fund has two classes of shares: the Large-Cap
Value Fund (Investor Class) and the Large-Cap Value Fund–I Class (I Class).
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair

T. ROWE PRICE Large-Cap Value Fund

market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Large-Cap Value Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Large-Cap Value Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment

T. ROWE PRICE Large-Cap Value Fund

and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,845,656 $ 82,401 $ — $ 2,928,057
Short-Term Investments 19,082 — — 19,082
Securities Lending Collateral 29,578 — — 29,578
Total $ 2,894,316 $ 82,401 $ — $ 2,976,717

T. ROWE PRICE Large-Cap Value Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $31,469,000; the aggregate value of collateral was $32,515,000 and consisted of cash collateral and related investments of
$29,578,000 and U.S. government securities of $2,937,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $989,771,000 and
$1,736,496,000, respectively, for the year ended December 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE Large-Cap Value Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 52,167 $ 62,559
Long-term capital gain 286,948 200,945
Total distributions $ 339,115 $ 263,504
($000s)
Cost of investments $ 2,276,187
Unrealized appreciation $ 761,946
Unrealized depreciation (61,414)
Net unrealized appreciation (depreciation) $ 700,532

T. ROWE PRICE Large-Cap Value Fund

At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Undistributed ordinary income $ 2,958
Undistributed long-term capital gain 55,472
Net unrealized appreciation (depreciation) 700,532
Total distributable earnings (loss) $ 758,962

T. ROWE PRICE Large-Cap Value Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee that is the lesser of (1)
0.55% of the fund’s average daily net assets, and (2) a combined fee that consists of two components – an individual fund fee and a group fee. The individual fund fee is equal to 0.26% of the fund’s average daily net assets.
The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to
0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. The fee is computed daily and paid monthly. At December 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may

T. ROWE PRICE Large-Cap Value Fund

be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $315,000 remain subject to repayment by the fund at December 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2025, expenses incurred pursuant to these service agreements were $124,000 for Price Associates; $169,000 for T. Rowe Price Services, Inc.; and $99,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class I Class
Expense limitation/I Class Limit 0.70% 0.05%
Expense limitation date 02/29/28 02/29/28
(Waived)/repaid during the period ($000s) $(111) $—

T. ROWE PRICE Large-Cap Value Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,785,538 shares of the I Class, representing 1% of the
I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.

T. ROWE PRICE Large-Cap Value Fund

The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Large-Cap Value Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Equity Funds, Inc. and
Shareholders of T. Rowe Price Large-Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Large-Cap Value Fund (one of the funds constituting T. Rowe Price Equity Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Large-Cap Value Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Large-Cap Value Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $286,948,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $66,579,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $61,246,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1233-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026